Average Annual Total Returns{- Fidelity Flex® Intrinsic Opportunities Fund} - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-06 - Fidelity Flex® Intrinsic Opportunities Fund	Fidelity Flex Intrinsic Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	17.43%	9.93%	[1]	16.45%	9.11%	[1]	10.86%	7.55%	[1]	31.02%	13.42%	[1]

[1]	(a) From March 8, 2017